Taxes Payable (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,946,227	$ 3,632,709
Value-added tax (“VAT”)	746,975	585,979
Related surcharges on VAT payable	2,224	13,703
IIT	1,841
Total	$ 4,697,267	$ 4,232,391